Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42648
Entity Registrant Name	K WAVE MEDIA LTD.
Entity Central Index Key	0002000756
Entity Address, Address Line One	PO Box 309, Ugland House
Entity Address, Address Line Two	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1104